Related-Party Transactions - Schedule of Related Party Transaction (Details) - USD ($)		3 Months Ended	11 Months Ended
		Mar. 31, 2025	Dec. 31, 2024
Daniel Corey [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price		$ 150,000	$ 150,000	[1]
Daniel Corey [Member] | Shares of Series A Preferred Stock [Member]
Schedule of Related Party Transaction [Line Items]
Shares of Series A Preferred Stock		150
Total Purchase Price	[1]		150
Atwood-Edminster Trust dtd 4-2-2000 [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price		$ 1,002,000 [2]	1,002,000	[3]
Atwood-Edminster Trust dtd 4-2-2000 [Member] | Shares of Series A Preferred Stock [Member]
Schedule of Related Party Transaction [Line Items]
Shares of Series A Preferred Stock	[2]	1,002
Total Purchase Price	[3]		1,002
Chris Ehrlich [Member]
Schedule of Related Party Transaction [Line Items]
Total Purchase Price		$ 275,000	275,000	[4]
Chris Ehrlich [Member] | Shares of Series A Preferred Stock [Member]
Schedule of Related Party Transaction [Line Items]
Shares of Series A Preferred Stock		275
Total Purchase Price	[4]		$ 275

[1]	Daniel Corey served as the Chief Technology Officer and a member of the board of directors of the Company from February 2024 to September 2024, and previously served as Chief Executive Officer, Chief Scientific Officer, and a member of the board of directors of Legacy CERo until the closing of the Business Combination in February 2024.
[2]	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000.
[3]	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000.
[4]	Chris Ehrlich has served as the Chairman and Chief Executive Officer of the Company since December 2024, and previously served as (i) interim Chairman and Chief Executive Officer of the Company from October 2024 to November 2024, (ii) Vice Chairman of the board of directors of the Company from February 2024 to September 2024, and (iii) the Chief Executive Officer of PBAX until the closing of the Business Combination in February 2024.